MEMBER MANAGEMENT FEES PAYABLE	12 Months Ended
Dec. 31, 2024
Member Management Fees Payable
MEMBER MANAGEMENT FEES PAYABLE

15. MEMBER MANAGEMENT FEES PAYABLE

	As of December 31,
	2023	2024
	RMB	RMB

Member management fees payable	4,373	1,263

The Group engages third party vendors to provide management service in the member’s community, including organizing product launch events, collecting members or Yunji App users’ feedbacks, etc. Member management fees payable represents the Group’s unpaid balance of such service fees to the third party vendors. For the years ended December 31, 2022, 2023 and 2024, member management fees were RMB 101,984, RMB 57,373 and RMB 25,259, presented in sales and marketing expenses in the Consolidation Statements of Comprehensive Loss.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)